Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive Income (Loss) on Fair Value through OCI Securities, net of taxes	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [Member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2020				$ 302	$ 30,745	$ 355	$ 1,979	$ 3,980	$ (638)	$ (158)		$ 6,598	$ 13,430
Statement [Line Items]
Issued under the Stock Option Plan													99
Repurchased for cancellation and/or treasury shares sold/purchased													80
Net income		$ 5,595			5,595
Dividends on preferred shares and distributions payable on other equity instruments					(185)
Dividends on common shares					(2,058)
Stock option expense, net of options exercised				7
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(392)	[1]				(392)
Unrealized gains (losses) on translation of net foreign operations		(1,914)						(1,914)
Gains (losses) on remeasurement of pension and other employee future benefit plans		765	[2]						765
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(220)	[3]							(220)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						(10)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period						7
Redeemed during the period												(750)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period		(279)	[4]				(279)
Unrealized gains (losses) on hedges of net foreign operations		398	[5]					398
Equity issue expense and premium paid on redemption of preferred shares					(6)
Net discount on sale of treasury shares					(2)
Reclassification to earnings of (gains) during the period		(33)	[6]			(33)
Reclassification to earnings of net losses related to divestitures (Note 12)	[7]	0
Net premium on sale of treasury shares				0
Other				1
Balance at end of year at Jul. 31, 2021		57,696		310	34,089	319	1,308	2,464	127	(378)	$ 3,840	5,848	13,609
Balance at beginning of year at Apr. 30, 2021				313	32,561	295	1,206	2,082	73	(400)		5,848	13,536
Statement [Line Items]
Issued under the Stock Option Plan													40
Repurchased for cancellation and/or treasury shares sold/purchased													33
Net income		2,275			2,275
Dividends on preferred shares and distributions payable on other equity instruments					(61)
Dividends on common shares					(686)
Stock option expense, net of options exercised				0
Gains (losses) on derivatives designated as cash flow hedges arising during the period		218	[1]				218
Unrealized gains (losses) on translation of net foreign operations		521						521
Gains (losses) on remeasurement of pension and other employee future benefit plans		54	[2]						54
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value		22	[3]							22
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						22
Unrealized gains (losses) on fair value through OCI equity securities arising during the period						7
Redeemed during the period												0
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period		(116)	[4]				(116)
Unrealized gains (losses) on hedges of net foreign operations		(139)	[5]					(139)
Equity issue expense and premium paid on redemption of preferred shares					0
Net discount on sale of treasury shares					0
Reclassification to earnings of (gains) during the period		(5)	[6]			(5)
Reclassification to earnings of net losses related to divestitures (Note 12)		0	[7]					0
Net premium on sale of treasury shares				(3)
Other				0
Balance at end of year at Jul. 31, 2021		57,696		310	34,089	319	1,308	2,464	127	(378)	3,840	5,848	13,609
Balance at beginning of year at Oct. 31, 2021		57,523		313	35,497	171	185	2,269	285	(354)		5,558	13,599
Statement [Line Items]
Issued during the period												1,250
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													647
Issued under the Stock Option Plan													55
Repurchased for cancellation and/or treasury shares sold/purchased													(15)
Issued to finance a portion of the announced acquisition													3,106
Net income		9,054			9,054
Dividends on preferred shares and distributions payable on other equity instruments					(154)
Dividends on common shares					(2,694)
Stock option expense, net of options exercised				2
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(2,365)	[1]				(2,365)
Unrealized gains (losses) on translation of net foreign operations		1,053						1,053
Gains (losses) on remeasurement of pension and other employee future benefit plans		511	[2]						511
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value		1,019	[3]							1,019
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						(302)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period						1
Redeemed during the period												(1,100)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period		(329)	[4]				(329)
Unrealized gains (losses) on hedges of net foreign operations		(217)	[5]					(217)
Equity issue expense and premium paid on redemption of preferred shares					(50)
Net discount on sale of treasury shares					0
Reclassification to earnings of (gains) during the period		(30)	[6]			(30)
Reclassification to earnings of net losses related to divestitures (Note 12)		(29)	[7]					29
Other				0
Balance at end of year at Jul. 31, 2022		66,994		315	41,653	(160)	(2,509)	3,134	796	665	1,926	5,708	17,392
Balance at beginning of year at Apr. 30, 2022		65,592		318	41,275	(149)	(2,975)	3,236	891	250		5,708	17,038
Statement [Line Items]
Issued during the period												500
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													346
Issued under the Stock Option Plan													12
Repurchased for cancellation and/or treasury shares sold/purchased													(4)
Issued to finance a portion of the announced acquisition													0
Net income		1,365			1,365
Dividends on preferred shares and distributions payable on other equity instruments					(47)
Dividends on common shares					(938)
Stock option expense, net of options exercised				(3)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		546	[1]				546
Unrealized gains (losses) on translation of net foreign operations		(77)						(77)
Gains (losses) on remeasurement of pension and other employee future benefit plans		(95)	[2]						(95)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value		415	[3]							415
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						(2)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period						(1)
Redeemed during the period												(500)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period		(80)	[4]				(80)
Unrealized gains (losses) on hedges of net foreign operations		(25)	[5]					(25)
Equity issue expense and premium paid on redemption of preferred shares					(2)
Net discount on sale of treasury shares					0
Reclassification to earnings of (gains) during the period		(8)	[6]			(8)
Reclassification to earnings of net losses related to divestitures (Note 12)		0	[7]					0
Other				0
Balance at end of year at Jul. 31, 2022		$ 66,994		$ 315	$ 41,653	$ (160)	$ (2,509)	$ 3,134	$ 796	$ 665	$ 1,926	$ 5,708	$ 17,392

[1]	Net of income tax (provision) recovery of $(208) million, $878 million, $(72) million for the three months ended, and $842 million, $147 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $35 million, $(160) million, $(26) million for the three months ended, and $(185) million, and $(283) million for the nine months ended, respectively.
[3]	Net of income tax (provision) recovery of $(152) million, $(194) million, and $(9) million, for the three months ended, and $(370) million, and $79 million for the nine months ended, respectively.
[4]	Net of income tax provision of $29 million, $40 million, $41 million for the three months ended, and $119 million, $100 million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $12 million, $23 million, $50 million for the three months ended, and $83 million, $(145) million for the nine months ended, respectively.
[6]	Net of income tax provision (recovery) of $3 million, $(2) million, $2 million for the three months ended, and $11 million, $11 million for the nine months ended, respectively.
[7]	Net of income tax (provision) recovery of na, na, na for the three months ended, and $nil million, na for the nine months ended, respectively.